UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22045

Wisconsin Capital Funds, Inc.
(Exact name of registrant as specified in charter)

8020 Excelsior Drive, Suite 402
Madison, WI 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb
8020 Excelsior Drive, Suite 402
Madison, WI 53717
(Name and address of agent for service)

(608) 960-4616
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2022

Date of reporting period:  March 31, 2022

Item 1. Reports to Stockholders.

(a)

Plumb Balanced Fund
Investor Shares (PLBBX)
Institutional Shares (PLIBX)
Class A Shares (PLABX)

Plumb Equity Fund
Investor Shares (PLBEX)
Institutional Shares (PLIEX)
Class A Shares (PLAEX)

ANNUAL REPORT
March 31, 2022

www.plumbfunds.com

PLUMB FUNDS

March 31, 2022

Dear Fellow Shareholders,

The Plumb Balanced Fund (PLBBX) for 1st quarter ending March 31, 2022 finished down 8.63% and trailed our blended benchmark by 3.92%.  The energy sector was up 38.97% in the quarter while all other sectors were either relatively flat or down double digits such as Communication Services -11.33%, Consumer Discretionary -10.26%, Information Technology -8.95%.  The stock market had not seen such a cross-sector sell-off since the 4th quarter of 2018.  Geopolitical issues concerned the market, highlighted by the invasion of Ukraine by Russia on February 24th.

Our top attribution contributors were WEX, Merck, Visa, Domo, and our Tri-State Capital Bond.  Our bottom attribution detractors were PayPal, Autodesk, Advanced Micro Systems, and Adyen.

For the Plumb Equity Fund (PLBEX) for the 4th quarter ending March 31, 2022 finished down 13.29% and trailed our blended benchmark by 8.49%.  Our top contributors were WEX, Visa, Domo, Cash, and Mastercard.  Our bottom attribution detractors were PayPal, Autodesk, Advanced Micro Devices, Adyen, and Snowflake.

In an attempt to dampen volatility during the quarter, we added SLB – Schlumberger (Oil Services) and NTR – Nutrien (Fertilizer & Potash) to both mutual funds, which are areas of the market we traditionally are underweight.  These are tumultuous times and we believe all of our companies will be the ultimate winners as we postulate the world going into a global recession. As contemplate the interconnectedness of world around us, our hearts go out the people and refugees affected by war, discrimination, and nationalism.

Overall, the Plumb Funds philosophy is to focus on growth companies with secular macroeconomic drivers.  Currently, we are directing our efforts on Software as a Service (aka Saas or Application Software), payment processing, e-commerce, and increasingly faster semiconductor chips. We believe we are in the early stages of a technological renaissance that Klaus Schwab named the Fourth Industrial Revolution in 2016.  The Fourth Industrial Revolution is a way of describing the blurring of boundaries between the physical, digital, and biological worlds.

Thomas G. Plumb

It is not possible to invest directly in an index.

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can obtained by calling 866-987-7888.

PLUMB FUNDS

Past performance does not guarantee future results.

Opinions expressed are those of the author as of March 31, 2022 and are subject to change, are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Mutual fund investing involves risk. Principal loss is possible. The fund may invest in small and mid-sized companies which involve additional risks such as limited liquidity and greater volatility. The funds invest in foreign securities which involve greater volatility and political, and economic and currency risks and differences in accounting methods. Because the funds may invest in ETF’s, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares. The fund may also use options and future contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of security prices, interest rates and currency exchange rates. The investment in these options is not suitable for all investors. The Plumb Balanced Fund will invest in debt securities, which typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Fund holdings are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the schedule of investments in this report for complete holdings information.

Diversification does not assure a profit nor protect against loss in a declining market.

Plumb Funds are distributed by Quasar Distributors, LLC, distributor.

PLUMB FUNDS

Expense Example
March 31, 2022 (Unaudited)

As a shareholder of the Plumb Funds (the “Funds”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees (for Class A Shares); and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 – March 31, 2022).

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. However, the table does not include shareholder-specific fees such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balanced or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PLUMB FUNDS

Expense Example
March 31, 2022 (Unaudited) (Continued)

Plumb Balanced Fund

		Ending
	Beginning	Account Value	Expenses Paid
	Account Value	March 31, 2022	During the Period
Actual –
Investor Shares(1)	$1,000.00	$ 916.40	$5.69
Actual –
Institutional Shares(2)	$1,000.00	$ 917.50	$4.73
Actual –
Class A Shares(1)	$1,000.00	$ 916.40	$5.69
Hypothetical –
Investor Shares(3)	$1,000.00	$1,019.00	$5.99
Hypothetical –
Institutional Shares(4)	$1,000.00	$1,020.00	$4.99
Hypothetical –
Class A Shares(3)	$1,000.00	$1,019.00	$5.99

(1)	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).
(2)	Expenses are equal to the Fund’s annualized six-month expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).
(3)
Assumes 5% return per year before expenses. Expenses are equal to the Fund’s annualized six-month expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

(4)
Assumes 5% return per year before expenses. Expenses are equal to the Fund’s annualized six-month expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

PLUMB FUNDS

Expense Example
March 31, 2022 (Unaudited) (Continued)

Plumb Equity Fund

		Ending
	Beginning	Account Value	Expenses Paid
	Account Value	March 31, 2022	During the Period
Actual –
Investor Shares(1)	$1,000.00	$ 860.30	$5.52
Actual –
Institutional Shares(2)	$1,000.00	$ 861.30	$4.59
Actual –
Class A Shares(1)	$1,000.00	$ 860.40	$5.52
Hypothetical –
Investor Shares(3)	$1,000.00	$1,019.00	$5.99
Hypothetical –
Institutional Shares(4)	$1,000.00	$1,020.00	$4.99
Hypothetical –
Class A Shares(3)	$1,000.00	$1,019.00	$5.99

(1)	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).
(2)	Expenses are equal to the Fund’s annualized six-month expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).
(3)
Assumes 5% return per year before expenses. Expenses are equal to the Fund’s annualized six-month expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

(4)
Assumes 5% return per year before expenses. Expenses are equal to the Fund’s annualized six-month expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

PLUMB FUNDS

Plumb Balanced Fund (Unaudited)

Comparison of Change in Value of a Hypothetical $10,000 Investment
from inception of May 24, 2007 to March 31, 2022

Average Annual Rate of Return
Periods ended March 31, 2022

	1 Year	3 Year	5 Year	10 Year	Since Inception
Plumb Balanced Fund –
Investor Shares	-2.73%	8.05%	10.07%	8.75%	5.91%
Plumb Balanced Fund –
Institutional Shares*	-2.52%	8.28%	10.30%	8.97%	6.12%
Plumb Balanced Fund –
Class A Shares
(w sales charge)**	-8.29%	5.94%	8.78%	8.11%	5.49%
Plumb Balanced Fund –
Class A Shares
(w/o sales charge)**	-2.70%	8.06%	10.07%	8.75%	5.91%
Bloomberg Capital
Intermediate
Government/Credit
Bond Index	-4.10%	1.50%	1.81%	1.85%	3.14%
MSCI EAFE Index	-1.21%	5.17%	4.00%	3.45%	-0.19%
S&P 500 Index	15.65%	18.92%	15.99%	14.64%	9.91%
Blended Benchmark	6.86%	11.56%	9.95%	9.12%	6.80%

*	Performance shown for the Institutional Shares prior to its inception on August 1, 2020 reflects the performance of the Investor Shares adjusted for the Institutional Share’s fees and expenses.

PLUMB FUNDS

**
Performance shown for the Class A Shares prior to its inception on February 8, 2021 reflects the performance of the Investor Shares adjusted for the Class A Share’s fees and expenses and the Class A Share’s sales charge of 5.75%.

Per the fee table in the Fund’s August 1, 2021 prospectus, the Fund’s annual operating expense ratio is, before fee waivers, 1.22%, 1.02%, and 1.33% for Investor, Institutional, and Class A shares, respectively.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-987-7888.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers.

The Bloomberg Capital Intermediate Government/Credit Bond Index is an unmanaged index which includes nonconvertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, nonconvertible domestic bonds of companies in industry, public utilities, and finance.

The MSCI EAFE Index in an index intended to reflect the performance of major developed countries’ international equity markets, besides the United States and Canada.

The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Blended Benchmark is made up of 55% S&P 500 Index, 35% Barclays Capital Intermediate Government/Credit Bond Index, and 10% MSCI EAFE Index.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

PLUMB FUNDS

Plumb Equity Fund (Unaudited)

Comparison of Change in Value of a Hypothetical $10,000 Investment
from inception of May 24, 2007 to March 31, 2022

Average Annual Rate of Return
Periods ended March 31, 2022

	1 Year	3 Year	5 Year	10 Year	Since Inception
Plumb Equity Fund –
Investor Shares	-6.69%	9.36%	14.17%	11.99%	7.41%
Plumb Equity Fund –
Institutional Shares*	-6.51%	9.59%	14.40%	12.21%	7.62%
Plumb Equity Fund –
Class A Shares
(w sales charge)**	-12.06%	7.22%	12.83%	11.33%	6.98%
Plumb Equity Fund –
Class A Shares
(w/o sales charge)**	-6.68%	9.36%	14.17%	11.99%	7.41%
S&P 500 Index	15.65%	18.92%	15.99%	14.64%	9.91%
MSCI EAFE Index	-1.21%	5.17%	4.00%	3.45%	-0.19%
Blended Benchmark	13.88%	17.51%	14.76%	13.50%	8.89%

*	Performance shown for the Institutional Shares prior to its inception on August 1, 2021 reflects the performance of the Investor Shares adjusted for the Institutional Share’s fees and expenses.
**
Performance shown for the Class A Shares prior to its inception on February 8, 2021 reflects the performance of the Investor Shares adjusted for the Class A Share’s fees and expenses and the Class A Share’s sales charge of 5.75%.

PLUMB FUNDS

Per the fee table in the Fund’s August 1, 2021 prospectus, the Fund’s annual operating expense ratio is, before fee waivers, 1.53%, 1.39%, and 1.77% for Investor, Institutional, and Class A shares, respectively.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-987-7888.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers.

The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The MSCI EAFE Index in an index intended to reflect the performance of major developed countries’ international equity markets, besides the United States and Canada.

The Blended Benchmark is made up of 90% S&P 500 Index and 10% MSCI EAFE Index.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

PLUMB FUNDS

Plumb Balanced Fund
Investments by Industry Sector as of March 31, 2022
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS

Plumb Balanced Fund
Investments by Asset Allocation as of March 31, 2022
(as a Percentage of Total Investments) (Unaudited)

Cash or Equivalent
1.4%
Corporate Bonds
33.5%
Common Stocks
65.0%

PLUMB FUNDS

Plumb Equity Fund
Investments by Industry Sector as of March 31, 2022
(as a Percentage of Total Investments) (Unaudited)

Energy
2.1%
Cash and Equivalent
2.9%
Financials
1.4%
Consumer Staples
3.8%
Communication Services
4.8%
Industrials
8.9%
Health Care
3.2%
Consumer
Discretionary
12.8%
Information
Technology
60.2%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – March 31, 2022

	Shares	Value
COMMON STOCKS – 64.85%

Automobiles & Components – 2.17%
Ford Motor Co.	125,000	$2,113,750

Banks – 1.75%
JPMorgan Chase & Co.	12,500	1,704,000

Capital Goods – 2.03%
Raytheon Technologies Corp.	20,000	1,981,400

Chemicals – 0.80%
NUTRIEN Ltd. (a) (b)	7,500	779,925

Commercial & Professional Services – 3.74%
Copart, Inc. (a)	19,500	2,446,665
VSE Corp.	26,000	1,198,340
		3,645,005
Diversified Financials – 3.31%
American Express Co.	9,000	1,683,000
Discover Financial Services	14,000	1,542,660
		3,225,660
Energy – 1.27%
Schlumberger NV – ADR (b)	30,000	1,239,300

Food, Beverage & Tobacco – 2.24%
Constellation Brands, Inc. – Class A	9,500	2,188,040

Health Care Equipment & Services – 1.86%
Intuitive Surgical, Inc. (a)	6,000	1,810,080

Media & Entertainment – 2.85%
Alphabet, Inc. – Class A (a)	1,000	2,781,350

Pharmaceuticals, Biotechnology & Life Sciences – 1.68%
Merck & Co., Inc.	20,000	1,641,000

Retailing – 5.62%
Amazon.com, Inc. (a)	860	2,803,557

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – March 31, 2022 (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Retailing (Continued)
MercadoLibre, Inc. (a)	2,250	$2,676,330
		5,479,887
Semiconductors & Semiconductor Equipment – 6.98%
Advanced Micro Devices, Inc. (a)	26,000	2,842,840
NVIDIA Corp.	14,500	3,956,470
		6,799,310
Software & Services – 24.47%
Adobe, Inc. (a)	3,500	1,594,670
Adyen NV – ADR (a) (b)	60,000	1,186,200
Autodesk, Inc. (a)	11,500	2,465,025
Domo, Inc. (a)	30,000	1,517,100
LATCH, Inc. (a)	180,000	768,600
Mastercard, Inc. – Class A	8,250	2,948,385
Microsoft Corp.	12,250	3,776,797
Mitek Systems, Inc. (a)	79,000	1,158,930
Olo, Inc. (a)	80,000	1,060,000
PayPal Holdings, Inc. (a)	14,000	1,619,100
Visa, Inc. – Class A	12,250	2,716,683
WEX, Inc. (a)	17,000	3,033,650
		23,845,140
Technology Hardware & Equipment – 4.08%
Apple, Inc.	22,750	3,972,378
TOTAL COMMON STOCKS
(Cost $39,683,505)		63,206,225

	Principal
	Amount
CORPORATE BONDS – 33.42%

Banks – 15.94%
Amalgamated Financial Corp.
3.25%, (SOFR +2.30%)
11/15/2031 (c)	$1,500,000	1,445,169
Banc of California, Inc.
4.38%, (SOFR + 4.20%) 10/30/2030 (c)	1,700,000	1,699,929
Bank OZK
2.75%, (SOFR + 2.09%) 10/01/2031 (c)	2,500,000	2,432,091

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – March 31, 2022 (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)

Banks (Continued)
Citigroup, Inc.
1.61%, (3 Month LIBOR USD + 1.35%)
04/25/2024 (c)	$500,000	$503,361
4.70%, (SOFR + 3.23%) Perpetual Maturity (c)	600,000	575,250
Flagstar Bancorp, Inc.
4.13%, (SOFR + 3.91%) 11/01/2030 (c)	500,000	498,409
Home BancShares, Inc.
5.63%, (3 Month LIBOR USD + 3.58%)
04/15/2027 (c)	2,310,000	2,310,099
JPMorgan Chase & Co.
6.75%, (3 Month LIBOR USD + 3.78%)
Perpetual Maturity (c)	2,325,000	2,427,730
Pinnacle Financial Partners, Inc.
4.13%, (3 Month LIBOR USD + 2.78%)
09/15/2029 (c)	1,575,000	1,581,665
TriState Capital Holdings, Inc.
5.75%, (3 Month LIBOR USD + 5.36%)
05/15/2030 (c)	500,000	521,966
Western Alliance Bank
5.25%, (SOFR + 5.12%) 06/01/2030 (c)	1,500,000	1,536,331
		15,532,000
Capital Goods – 1.55%
Carlisle Cos, Inc.
3.50%, 12/01/2024	500,000	505,074
General Electric Co.
1.83%, (3 Month LIBOR USD + 1.00%)
03/15/2023 (c)	1,000,000	1,002,465
		1,507,539
Consumer Services – 2.80%
Expedia Group, Inc.
5.00%, 02/15/2026	2,600,000	2,727,373

Diversified Financials – 2.11%
The Charles Schwab Corp.
5.38%, (H15T5Y + 4.97%) Perpetual Maturity (c)	1,000,000	1,035,000

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – March 31, 2022 (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)

Diversified Financials (Continued)
The Goldman Sachs Group, Inc.
1.91%, (3 Month LIBOR USD + 1.70%)
04/05/2026 (c)	$1,000,000	$1,021,116
		2,056,116
Health Care Equipment & Services – 0.20%
CVS Pass-Through Trust
6.94%, 01/10/2030	176,577	197,914

Insurance – 0.53%
Old Republic International Corp.
4.88%, 10/01/2024	500,000	517,173

Oil & Gas – 0.26%
Murphy Oil USA, Inc.
5.63%, 05/01/2027	250,000	254,471

Semiconductors & Semiconductor Equipment – 2.57%
Qorvo, Inc.
4.38%, 10/15/2029	2,500,000	2,505,500

Software & Services – 7.46%
CDK Global, Inc.
4.88%, 06/01/2027	2,305,000	2,327,301
VeriSign, Inc.
4.75%, 07/15/2027	3,100,000	3,171,888
VMware, Inc.
3.90%, 08/21/2027	1,750,000	1,772,176
		7,271,365
TOTAL CORPORATE BONDS
(Cost $33,810,167)		32,569,451

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – March 31, 2022 (Continued)

	Shares	Value
SHORT TERM INVESTMENT – 1.43%
Money Market Fund – 1.43%
First American Government Obligations Fund –
Class X – 0.18% (d)	1,397,245	$1,397,245
TOTAL SHORT TERM INVESTMENT
(Cost $1,397,245)		1,397,245

Total Investments (Cost $74,890,917) – 99.70%		97,172,921
Other Assets in Excess of Liabilities – 0.30%		289,140
TOTAL NET ASSETS – 100.00%		$97,444,561

ADR – American Depositary Receipt
H15T5Y – 5 Year Treasury Constant Maturity Rate
LIBOR – London Inter-bank Offered Rate
SOFR – Secured Overnight Financing Rate
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration is as follows: Curacao 1.27%, Netherlands 1.22%, Canada: 0.80%.
(c)	Variable or Floating rate security based on a reference index and spread. The rate listed is as of March 31, 2022.
(d)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Global Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – March 31, 2022

	Shares	Value
COMMON STOCKS – 97.26%

Automobiles & Components – 2.25%
Ford Motor Co.	35,000	$591,850

Capital Goods – 2.83%
Raytheon Technologies Corp.	7,500	743,025

Chemicals – 1.58%
NUTRIEN Ltd. (a) (b)	4,000	415,960

Commercial & Professional Services – 6.08%
Copart, Inc. (a)	9,250	1,160,598
VSE Corp.	9,500	437,855
		1,598,453
Diversified Financials – 1.42%
American Express Co.	2,000	374,000

Energy – 2.12%
Schlumberger NV – ADR (b)	13,500	557,685

Food, Beverage & Tobacco – 3.77%
Constellation Brands, Inc. – Class A	4,300	990,376

Health Care Equipment & Services – 3.15%
Intuitive Surgical, Inc. (a)	2,750	829,620

Media & Entertainment – 4.76%
Alphabet, Inc. – Class A (a)	450	1,251,607

Retailing – 8.99%
Amazon.com, Inc. (a)	360	1,173,582
MercadoLibre, Inc. (a)	1,000	1,189,480
		2,363,062
Semiconductors & Semiconductor Equipment – 9.40%
Advanced Micro Devices, Inc. (a)	10,500	1,148,070
NVIDIA Corp.	4,850	1,323,371
		2,471,441
Software & Services – 46.00%
Adobe, Inc. (a)	1,700	774,554
Adyen NV – ADR (a) (b)	35,000	691,950
Autodesk, Inc. (a)	4,800	1,028,880
Domo, Inc. (a)	15,000	758,550

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – March 31, 2022 (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Software & Services (Continued)
Fiserv, Inc. (a)	7,500	$760,500
LATCH, Inc. (a)	66,000	281,820
Mastercard, Inc. – Class A	3,500	1,250,830
Microsoft Corp.	4,000	1,233,240
Mitek Systems, Inc. (a)	40,000	586,800
Olo, Inc. (a)	35,000	463,750
PayPal Holdings, Inc. (a)	6,500	751,725
Snowflake, Inc. (a)	2,750	630,107
Square, Inc. (a)	3,500	474,600
Visa, Inc. – Class A	5,400	1,197,558
WEX, Inc. (a)	6,800	1,213,460
		12,098,324
Technology Hardware & Equipment – 4.91%
Apple, Inc.	7,400	1,292,114
TOTAL COMMON STOCKS
(Cost $16,423,848)		25,577,517

SHORT TERM INVESTMENT – 2.90%

Money Market Fund – 2.90%
First American Government Obligations Fund –
Class X – 0.18% (c)	763,392	763,392
TOTAL SHORT TERM INVESTMENT
(Cost $763,392)		763,392

Total Investments (Cost $17,187,240) – 100.16%		26,340,909
Liabilities in Excess of Other Assets – (0.16)%		(41,241)
TOTAL NET ASSETS – 100.00%		$26,286,868

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration is as follows: Netherlands 2.63%, Curacao 2.12%, Canada, 1.58%.
(c)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Global Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Statements of Assets and Liabilities
March 31, 2022

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Assets
Investments, at value*	$97,172,921	$26,340,909
Dividends and interest receivable	423,328	1,692
Receivable for fund shares sold	1,889	750
Prepaid assets	39,667	19,497
Total Assets	97,637,805	26,362,848

Liabilities
Payable for fund shares redeemed	51,483	—
Payable to Adviser (Note 4)	61,461	8,845
Accrued 12b-1 fees (Note 3)	—	22,543
Accrued Directors’ fees	7,988	2,013
Accrued expenses and other liabilities	72,312	42,579
Total Liabilities	193,244	75,980
Total Net Assets	$97,444,561	$26,286,868

Net Assets Consist Of:
Paid in capital	$70,923,767	$15,229,282
Total distributable earnings	26,520,794	11,057,586
Total Net Assets	$97,444,561	$26,286,868

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Statements of Assets and Liabilities
March 31, 2022 (Continued)

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Investor Shares
Net Assets	$62,718,304	$17,251,910
Capital shares outstanding, $0.001 par value
(200 million shares issued each)	1,789,524	669,716
Net asset value, offering and
redemption price per share	$35.05	$25.76

Institutional Shares
Net Assets	$34,658,551	$8,986,458
Capital shares outstanding, $0.001 par value
(200 million shares issued each)	986,794	348,187
Net asset value, offering and
redemption price per share	$35.12	$25.81

Class A Shares
Net Assets	$67,706	$48,500
Capital shares outstanding, $0.001 par value
(200 million shares issued each)	1,932	1,883
Net asset value, minimum offering and
redemption price per share (a)	$35.05	$25.76

Maximum offering price per share
($35.06/0.9425) ($25.76/0.9425) (b)	$37.19	$27.33

* Cost of Investments	$74,890,917	$17,187,240

(a)	A 1.00% contingent deferred sales charge is imposed on Class A share purchases of $1 million or more that are redeemed within 18 months after purchase.
(b)	On investments of $25,000 or more, the offering price may be reduced.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Statements of Operations
For the Fiscal Year Ended March 31, 2022

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Investment Income:
Dividend income*	$386,211	$82,425
Interest income	1,269,743	236
Total Investment Income	1,655,954	82,661

Expenses:
Investment Advisor’s fee (Note 4)	843,867	226,158
12b-1 fees – Investor shares (Note 3)	213,720	37,188
12b-1 fees – Class A shares (Note 3)	163	136
Fund administration and accounting fees	162,900	115,036
Transfer agent fees and expenses	119,481	85,153
Registration fees	70,899	64,868
Legal fees	19,687	19,395
Director fees and expenses	31,678	8,263
Audit and tax fees	13,766	13,758
Printing and mailing expense	11,703	3,225
Custody fees	10,806	8,316
Insurance expense	15,149	4,290
Total expenses before Adviser waiver	1,513,819	585,786
Less: Fees waived by Adviser (Note 4)	(60,778)	(194,538)
Net expenses	1,453,041	391,248
Net Investment Income (Loss)	202,913	(308,587)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	9,959,962	5,970,497
Net change in unrealized appreciation
(depreciation) on investments	(11,844,515)	(7,277,985)
Net Realized and Unrealized
Gain (Loss) on Investments	(1,884,553)	(1,307,488)

Net Increase (Decrease) in Net Assets
Resulting from Operations	$(1,681,640)	$(1,616,075)

*	Net of foreign withholding taxes of $540 and $288, respectively.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

(This Page Intentionally Left Blank.)

PLUMB FUNDS

Plumb Balanced Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	March 31,	March 31,
	2022	2021
Operations:
Net investment income	$202,913	$181,069
Net realized gain on investments	9,959,962	7,548,512
Net change in unrealized appreciation
(depreciation) on investments	(11,844,515)	29,931,654
Net increase (decrease) in net assets
resulting from operations	(1,681,640)	37,661,235

Distributions To Shareholders:
Net distributions – Investor shares	(6,226,837)	(432,494)
Net distributions – Institutional shares*	(3,479,208)	(212,600)
Net distributions – Class A shares**	(5,569)	—
Total distributions to shareholders	(9,711,614)	(645,094)

Capital Share Transactions:
Proceeds from shares sold – Investor shares	13,723,072	40,229,343
Proceeds from shares sold – Institutional shares*	19,005,833	57,505,210
Proceeds from shares sold – Class A shares**	23,857	50,000
Shares issued in reinvestment of dividends –
Investor shares	6,193,307	400,341
Shares issued in reinvestment of dividends –
Institutional shares*	3,478,904	212,600
Shares issued in reinvestment of dividends –
Class A shares**	5,569	—
Cost of shares redeemed – Investor shares	(44,390,523)	(76,145,029)
Cost of shares redeemed – Institutional shares*	(30,788,251)	(13,830,801)
Net increase (decrease) in net assets
from capital share transactions	(32,748,232)	8,421,664

Total increase (decrease) in net assets	(44,141,486)	45,437,805

Net Assets:
Beginning of year	141,586,047	96,148,242
End of year	$97,444,561	$141,586,047

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Statements of Changes in Net Assets (Continued)

	For the	For the
	Year Ended	Year Ended
	March 31,	March 31,
	2022	2021
Change in Shares Outstanding:
Investor Shares
Shares sold	339,749	1,109,270
Shares issued in reinvestment of dividends	165,375	10,019
Shares redeemed	(1,136,598)	(2,092,013)
Net decrease	(631,474)	(972,724)

Institutional Shares*
Shares sold	470,356	1,556,512
Shares issued in reinvestment of dividends	92,771	5,324
Shares redeemed	(780,936)	(357,233)
Net increase (decrease)	(217,809)	1,204,603

Class A Shares**
Shares sold	564	1,218
Shares issued in reinvestment of dividends	149	—
Shares redeemed	—	—
Net increase	713	1,218

*	Institutional Shares began operations on August 1, 2020.
**	Class A Shares began operations on February 8, 2021.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	March 31,	March 31,
	2022	2021
Operations:
Net investment loss	$(308,587)	$(293,847)
Net realized gain on investments	5,970,497	7,292,241
Net change in unrealized appreciation
(depreciation) on investments	(7,277,985)	10,494,676
Net increase (decrease) in net assets
resulting from operations	(1,616,075)	17,493,070

Distributions To Shareholders:
Net distributions – Investor shares	(4,760,982)	(2,749,763)
Net distributions – Institutional shares*	(2,236,119)	(1,002,629)
Net distributions – Class A shares**	(11,468)	—
Total distributions to shareholders	(7,008,569)	(3,752,392)

Capital Share Transactions:
Proceeds from shares sold – Investor shares	469,109	3,313,604
Proceeds from shares sold – Institutional shares*	719,955	20,538,488
Proceeds from shares sold – Class A shares**	9,700	50,000
Shares issued in reinvestment of dividends –
Investor shares	4,760,982	2,449,688
Shares issued in reinvestment of dividends –
Institutional shares*	2,236,119	1,002,629
Shares issued in reinvestment of dividends –
Class A shares**	11,468	—
Cost of shares redeemed – Investor shares	(5,393,982)	(26,344,429)
Cost of shares redeemed – Institutional shares*	(6,161,956)	(7,543,229)
Cost of shares redeemed – Class A shares**	(3,200)	—
Net decrease in net assets
from capital share transactions	(3,351,805)	(6,533,249)

Total increase (decrease) in net assets	(11,976,449)	7,207,429

Net Assets:
Beginning of year	38,263,317	31,055,888
End of year	$26,286,868	$38,263,317

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Statements of Changes in Net Assets (Continued)

	For the	For the
	Year Ended	Year Ended
	March 31,	March 31,
	2022	2021
Change in Shares Outstanding:
Investor Shares
Shares sold	13,467	101,558
Shares issued in reinvestment of dividends	165,715	67,522
Shares redeemed	(180,606)	(797,522)
Net decrease	(1,424)	(628,442)

Institutional Shares*
Shares sold	23,804	610,038
Shares issued in reinvestment of dividends	77,724	27,666
Shares redeemed	(178,310)	(212,735)
Net increase (decrease)	(76,782)	424,969

Class A Shares**
Shares sold	267	1,327
Shares issued in reinvestment of dividends	399	—
Shares redeemed	(111)	—
Net increase	555	1,327

*	Institutional shares began operations on August 1, 2020.
**	Class A shares began operations on February 8, 2021.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund – Investor Shares
Financial Highlights

Per share operating performance
(For a share outstanding throughout the year)

Net asset value, beginning of year

Operations:
Net investment income(1)
Net realized and unrealized gain (loss)
Total from investment operations

Distributions to shareholders:
Distributions from net investment income
Distributions from net realized gains
Total distributions to shareholders

Change in net asset value for the year

Net asset value, end of year
Total return(2)

Ratios / supplemental data
Net assets, end of year (000)
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers/recoupment
After expense reimbursement and waivers/recoupment(3)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers/recoupment(3)
Portfolio turnover rate

(1)
Net investment income (loss) per share has been calculated based on average shares outstanding during the year. Prior to the year ended March 31, 2021, net investment income per share was calculated using current year ending balances prior to consideration of adjustment for permanent book and tax differences.

(2)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Effective December 1, 2017, the Advisor contractually agreed to cap the Funds expenses at 1.19%. Prior to December 1, 2017, the Fund’s expense cap was 1.30%.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund – Investor Shares
Financial Highlights (Continued)

For the Years Ended March 31,
2022	2021	2020	2019	2018

$39.04	$28.33	$30.98	$28.77	$24.75

0.03	0.05	0.17	0.16	0.15
(0.89)	10.82	(2.01)	2.51	4.05
(0.86)	10.87	(1.84)	2.67	4.20

(0.06)	(0.16)	(0.15)	—	(0.18)
(3.07)	—	(0.66)	(0.46)	—
(3.13)	(0.16)	(0.81)	(0.46)	(0.18)

(3.99)	10.71	(2.65)	2.21	4.02

$35.05	$39.04	$28.33	$30.98	$28.77
(2.73)%	38.35%	(6.27)%	9.47%	16.98%

$62,718	$94,514	$96,148	$97,139	$44,722

1.25%	1.22%	1.19%	1.18%	1.50%
1.19%	1.19%	1.19%	1.19%	1.26%

0.08%	0.13%	0.58%	0.66%	0.57%
38%	63%	52%	58%	37%

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund – Institutional Shares
Financial Highlights

		For the
	For the	Period
	Year Ended	Ended
	March 31,	March 31,
	2022	2021*
Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$39.04	$35.38
Operations:
Net investment income(1)	0.12	0.04
Net realized and unrealized gain (loss)	(0.91)	3.85
Total from investment operations	(0.79)	3.89

Distributions to shareholders:
Distributions from net investment income	(0.06)	(0.23)
Distributions from net realized gains	(3.07)	—
Total distributions to shareholders	(3.13)	(0.23)

Change in net asset value for the period	(3.92)	3.66

Net asset value, end of period	$35.12	$39.04
Total return(2)	(2.52)%	10.97	%(3)

Ratios / supplemental data
Net assets, end of period (000)	$34,659	$47,024
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers	1.00%	1.02	%(4)
After expense reimbursement and waivers	0.99%	0.99	%(4)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers	0.30%	0.16	%(4)
Portfolio turnover rate	38%	63	%(3)

(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(2)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Not annualized for the period.
(4)	Annualized for the period.
*	Institutional Shares began operations on August 1, 2020.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund – Class A Shares
Financial Highlights

		For the
	For the	Period
	Year Ended	Ended
	March 31,	March 31,
	2022	2021*
Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$39.04	$41.04
Operations:
Net investment income(1)	0.05	(0.00	)(2)
Net realized and unrealized gain (loss)	(0.91)	(2.00	)(3)
Total from investment operations	(0.86)	(2.00)

Distributions to shareholders:
Distributions from net investment income	(0.06)	—
Distributions from net realized gains	(3.07)	—
Total distributions to shareholders	(3.13)	—

Change in net asset value for the period	(3.99)	(2.00)

Net asset value, end of period	$35.05	$39.04
Total return(4)(5)	(2.70)%	(4.87	)%(6)

Ratios / supplemental data
Net assets, end of period (000)	$68	$48
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers	1.26%	1.33	%(7)
After expense reimbursement and waivers	1.19%	1.19	%(7)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers	0.12%	(0.03	)%(7)
Portfolio turnover rate	38%	63	%(6)

(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(2)	Amount rounds to less than $0.005.
(3)
Net realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(4)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(5)	Total investment return excludes the effect of applicable sales charges.
(6)	Not annualized for the period.
(7)	Annualized for the period.
*	Class A Shares began operations on February 8, 2021.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund – Investor Shares
Financial Highlights

Per share operating performance
(For a share outstanding throughout the year)

Net asset value, beginning of year

Operations:
Net investment loss(1)
Net realized and unrealized gain (loss)
Total from investment operations

Distributions to shareholders:
Distributions from net investment income
Distributions from net realized gains
Total distributions to shareholders

Change in net asset value for the year

Net asset value, end of year

Total return(3)

Ratios / supplemental data
Net assets, end of year (000)
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers
After expense reimbursement and waivers(4)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers(4)
Portfolio turnover rate

(1)
Net investment income (loss) per share has been calculated based on average shares outstanding during the year. Prior to the year ended March 31, 2021, net investment income per share was calculated using current year ending balances prior to consideration of adjustment for permanent book and tax differences.

(2)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(3)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Effective December 1, 2017, the Advisor contractually agreed to cap the Funds’ expenses at 1.19%. Prior to December 1, 2017, the Fund’s expense cap was 1.45%.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund – Investor Shares
Financial Highlights (Continued)

For the Years Ended March 31,
2022	2021	2020	2019	2018

$34.87	$23.90	$28.35	$28.78	$24.70

(0.33)	(0.24)	(0.21)	(0.17)	(0.21)
(1.24)	14.57	(2.97)	3.23	7.84 (2)
(1.57)	14.33	(3.18)	3.06	7.63

—	(0.15)	—	—	—
(7.54)	(3.21)	(1.27)	(3.49)	(3.55)
(7.54)	(3.36)	(1.27)	(3.49)	(3.55)

(9.11)	10.97	(4.45)	(0.43)	4.08

$25.76	$34.87	$23.90	$28.35	$28.78
(6.69)%	59.42%	(12.07)%	12.67%	31.65%

$17,252	$23,404	$31,056	$37,587	$29,641

1.74%	1.53%	1.43%	1.44%	1.68%
1.19%	1.19%	1.19%	1.19%	1.36%

(0.95)%	(0.75)%	(0.70)%	(0.63)%	(0.79)%
40%	66%	46%	64%	69%

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund – Institutional Shares
Financial Highlights

		For the
	For the	Period
	Year Ended	Ended
	March 31,	March 31,
	2022	2021*
Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$34.86	$32.57
Operations:
Net investment income(1)	(0.26)	(0.16)
Net realized and unrealized gain (loss)	(1.25)	5.88
Total from investment operations	(1.51)	5.72

Distributions to shareholders:
Distributions from net investment income	—	(0.22)
Distributions from net realized gains	(7.54)	(3.21)
Total distributions to shareholders	(7.54)	(3.43)

Change in net asset value for the period	(9.05)	2.29

Net asset value, end of period	$25.81	$34.86
Total return(2)	(6.51)%	17.17	%(3)

Ratios / supplemental data
Net assets, end of period (000)	$8,986	$14,813
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers	1.57%	1.39	%(4)
After expense reimbursement and waivers	0.99%	0.99	%(4)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers	(0.75)%	(0.70	)%(4)
Portfolio turnover rate	40%	66	%(3)

(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(2)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Not annualized for the period.
(4)	Annualized for the period.
*	Institutional Shares began operations on August 1, 2020.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund – Class A Shares
Financial Highlights

		For the
	For the	Period
	Year Ended	Ended
	March 31,	March 31,
	2022	2021*
Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$34.87	$37.67
Operations:
Net investment income(1)	(0.33)	(0.05)
Net realized and unrealized gain (loss)	(1.24)	(2.75	)(2)
Total from investment operations	(1.57)	(2.80)

Distributions to shareholders:
Distributions from net investment income	—	—
Distributions from net realized gains	(7.54)	—
Total distributions to shareholders	(7.54)	—

Change in net asset value for the period	(9.11)	(2.80)

Net asset value, end of period	$25.76	$34.87
Total return(3)(4)	(6.68)%	(7.43	)%(5)

Ratios / supplemental data
Net assets, end of period (000)	$49	$46
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers	1.84%	1.77	%(6)
After expense reimbursement and waivers	1.19%	1.19	%(6)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers	(0.95)%	(0.98	)%(6)
Portfolio turnover rate	40%	66	%(5)

(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(2)
Net realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(3)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Total investment return excludes the effect of applicable sales charges.
(5)	Not annualized for the period.
(6)	Annualized for the period.
*	Class A Shares began operations on February 8, 2021.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Notes to Financial Statements
March 31, 2022

1.    ORGANIZATION

Wisconsin Capital Funds, Inc. (the “Company”), also referred to as the “Plumb Funds”, is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end, diversified management investment company. The Company was organized as a Maryland corporation on April 3, 2007. The Company is authorized to issue up to 2 billion shares, which are units of beneficial interest with a $0.001 par value. The Company currently offers shares of two series, each with its own investment strategy and risk/reward profile: the Plumb Balanced Fund and the Plumb Equity Fund (individually a “Fund”, collectively the “Funds”). Each Fund offers three share classes: the Investor Shares (Inception date of May 24, 2007), the Institutional Shares (Inception date of August 3, 2020), and the Class A Shares (Inception date of February 8, 2021). Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) Class A Shares have a maximum front end sales load of 5.75% and maximum deferred sales charge of 1.00%; (ii) Investor Shares and Class A Shares have a 12b-1 fee of up to 0.25%; and (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable.

The investment objective of the Plumb Balanced Fund is high total return through capital appreciation while attempting to preserve principal, with current income as a secondary objective. The investment objective of the Plumb Equity Fund is long-term capital appreciation. Wisconsin Capital Management, LLC (the “Advisor”) serves as the Funds’ investment advisor. As of December 31, 2014, the Advisor is owned by TGP, Inc. The Advisor is controlled by Thomas G. Plumb indirectly through TGP, Inc. Certain directors or officers of the Funds are also officers of the Advisor.

As of March 31, 2022, the Funds had a significant portion of their assets invested in the software & services sector. The software & services sector may be more sensitive to short product cycles, competition, and more aggressive pricing than the overall market.

2.    SIGNIFICANT ACCOUNTING POLICES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

PLUMB FUNDS

Notes to Financial Statements
March 31, 2022 (Continued)

Security Valuation:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining far value of investments)

Equity securities, including domestic common stocks and foreign issued common stocks, are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Nasdaq-listed securities are valued at their Nasdaq Official Closing Price. Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used. These securities will generally be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

Debt securities such as corporate bonds and preferred securities are valued using a market approach based on information supplied by independent pricing services. The market inputs used by the independent pricing service include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two sided markets, benchmark securities, bids, offers, and reference data including market research publications. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. To the extent the inputs are observable and timely, these debt securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

PLUMB FUNDS

Notes to Financial Statements
March 31, 2022 (Continued)

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used, as of March 31, 2022, to value the Funds’ investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
Plumb Balanced Fund
Common Stocks*	$63,206,225	$—	$—	$63,206,225
Corporate Bonds*	—	32,569,451	—	32,569,451
Short-Term Investment	1,397,245	—	—	1,397,245
Total	$64,603,470	$32,569,451	$—	$97,172,921

Description	Level 1	Level 2	Level 3	Total
Plumb Equity Fund
Common Stocks*	$25,577,517	$—	$—	$25,577,517
Short-Term Investment	763,392	—	—	763,392
Total	$26,340,909	$—	$—	$26,340,909

*	For detailed industry descriptions, refer to the Schedule of Investments.

Rule 2a-5:

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

Use of Estimates:

The presentation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and

PLUMB FUNDS

Notes to Financial Statements
March 31, 2022 (Continued)

liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Allocation of Income and Expenses:

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative NAV of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Generally, expenses directly attributable to a Fund are charged to the Fund, while expenses attributable to more than one series of the Company are allocated among the respective series based on relative net assets or another appropriate basis.

Federal Income Taxes:

The Funds intend to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

As of and during the year ended March 31, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended March 31, 2022, the Funds did not incur any interest or penalties.

Distributions to Shareholders:

Dividends from net investment income are declared and paid at least annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

For the fiscal year ended March 31, 2022, the Funds made the following reclassifications to increase (decrease) the components of net assets:

	Distributable Earnings	Paid In Capital
Plumb Balanced Fund	(3,096,934)	3,096,934
Plumb Equity Fund	(784,989)	784,989

These permanent differences relate to the reclassification of foreign currency, distribution, and equalization for the Plumb Balanced Fund and the reclassification of net operating losses and equalization for the Plumb Equity Fund.

PLUMB FUNDS

Notes to Financial Statements
March 31, 2022 (Continued)

Other:

Investment and shareholder transactions are recorded on the trade date. Gains or losses from investment transactions are determined using the specific identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

Under the Company’s organizational documents, the Company will indemnify its officers and directors for certain liabilities that may arise from performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representatives and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

3.    DISTRIBUTION PLAN

The Company has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay a distribution fee up to 0.25% of the Funds’ average daily net assets attributable to both the Investor Shares and the Class A Shares of each Fund, for services to prospective Fund shareholders and distribution of Fund shares. During the fiscal year ended March 31, 2022, the Plumb Balanced Fund Investor Shares and Class A Shares incurred expenses of $213,720 and $163, respectively, and the Plumb Equity Fund Investor Shares and Class A Shares incurred expenses of $37,188 and $136, respectively, pursuant to the 12b-1 Plan. The Institutional Shares of each Fund are not subject to any 12b-1 fees under this Plan.

PLUMB FUNDS

Notes to Financial Statements
March 31, 2022 (Continued)

4.    INVESTMENT ADVISOR AND OTHER AFFILIATES

The Funds have an Investment Advisory Agreement (the “Advisory Agreement”) with Wisconsin Capital Management, LLC. The Advisory Agreement provides for advisory fees computed daily and paid monthly at an annual rate of 0.65% of the Funds’ average daily net assets.

Under the terms of the Advisory Agreement, the Advisor has contractually agreed to limit the Funds’ expenses. Effective December 1, 2017, the Advisor has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit the Total Annual Fund Operating Expenses of each Fund to 1.19% of the Fund’s average daily net assets for the Investor Shares and the Class A Shares, and 0.99% of the Fund’s average daily net assets for the Institutional Shares. This contractual limitation is in effect until July 31, 2023 and may not be terminated without the approval of the Board of Directors of Wisconsin Capital Funds, Inc. Prior to December 1, 2017, the Plumb Balanced Fund and the Plumb Equity Fund’s expense cap was 1.30% and 1.45% for the Investor Shares, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps in place at the time the waiver was made, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the fiscal year ended March 31, 2022, the Advisor waived $52,218, $8,517, and $43 of expenses in the Plumb Balanced Fund’s Investor Shares, Institutional Shares, and Class A Shares, respectively. For the fiscal year ended March 31, 2022, the Advisor waived $127,658, $66,528, and $352 of expenses in the Plumb Equity Fund’s Investor Shares, Institutional Shares, and Class A Shares, respectively.

As of March 31, 2022, the Adviser has waived and recouped fees. The following table shows the remaining amount subject to potential recoupment as of March 31, 2022 and expiring on:

Plumb Balanced Fund Investor Shares	Plumb Equity Fund Investor Shares
March 31, 2023 . . . . . . . $28,760	March 31, 2023 . . . . . . . $ 95,993
March 31, 2024 . . . . . . . $36,933	March 31, 2024 . . . . . . . $108,883
March 31, 2025 . . . . . . . $52,218	March 31, 2025 . . . . . . . $127,658

Plumb Balanced Fund Institutional Shares	Plumb Equity Fund Institutional Shares
March 31, 2024 . . . . . . . $ 5,682	March 31, 2024 . . . . . . . $ 31,336
March 31, 2025 . . . . . . . $ 8,517	March 31, 2025 . . . . . . . $ 66,528

Plumb Balanced Fund Class A Shares	Plumb Equity Fund Class A Shares
March 31, 2024 . . . . . . . $ 9	March 31, 2024 . . . . . . . $ 38
March 31, 2025 . . . . . . . $ 43	March 31, 2025 . . . . . . . $ 352

PLUMB FUNDS

Notes to Financial Statements
March 31, 2022 (Continued)

5.    INVESTMENT TRANSACTIONS

For the fiscal year ended March 31, 2022, the aggregate purchases and sales of investment securities, other than short-term investments, were as follows:

	U.S. Government Securities		Other
	Purchases	Sales	Purchases	Sales
Plumb Balanced Fund	$—	$—	$47,232,626	$87,832,848
Plumb Equity Fund	—	—	13,733,377	24,795,625

6.    BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of March 31, 2022, beneficial ownership of more than 25% of the shares outstanding in each class is as follows:

	Plumb Balanced Fund			Plumb Equity Fund
	Investor	Institutional	Class A	Investor	Institutional	Class A
	Shares	Shares	Shares	Shares	Shares	Shares
National Financial
Services LLC	33.74%	69.83%	—	—	53.12%	—
Charles Schwab
& Co, Inc.	—	28.24%	—	—	43.21%	—
Thomas G. Plumb	—	—	68.34%	—	—	89.00%

7.    FEDERAL TAX INFORMATION

As of March 31, 2022 the components of accumulated earnings (losses) for income tax purposes were as follows:

	Plumb Balanced Fund	Plumb Equity Fund
Unrealized appreciation	$25,587,571	$10,233,920
Unrealized depreciation	(3,451,235)	(1,080,250)
Net unrealized appreciation
on investments	22,136,336	9,153,670
Undistributed ordinary income	220,458	—
Undistributed long-term capital gain	4,181,500	1,960,369
Other accumulated gain/(loss)	—	(43,653)
Total accumulated gains	$26,538,294	$11,070,386

The tax cost of investments as of March 31, 2022 was $75,036,585 and $17,187,240 for the Plumb Balanced Fund and Plumb Equity Fund, respectively. The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

PLUMB FUNDS

Notes to Financial Statements
March 31, 2022 (Continued)

During the fiscal year ended March 31, 2022, the Funds did not utilize any capital loss carryforwards. As of March 31, 2022, the Funds did not have any capital loss carryforwards.

As of March 31, 2022, the Plumb Equity Fund deferred, on a tax basis, $43,653 of late year ordinary losses and did not defer, on a tax basis, any post-October capital losses. The Plumb Balanced Fund did not differ, on a tax basis, any late year ordinary or post-October capital losses.

8.    DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years ended March 31, 2022 and 2021 was as follows:

	Plumb Balanced Fund
	Year Ended	Year Ended
	March 31, 2022	March 31, 2021
Distributions paid from:
Ordinary Income	$181,894	$645,094
Short-Term Capital Gains	1,274,929	—
Long-Term Capital Gains	8,254,791	—
Total Distributions Paid	$9,711,614	$645,094

	Plumb Equity Fund
	Year Ended	Year Ended
	March 31, 2022	March 31, 2021
Distributions paid from:
Ordinary Income	$—	$190,449
Short-Term Capital Gains	970,757	—
Long-Term Capital Gains	6,037,812	3,561,943
Total Distributions Paid	$7,008,569	$3,752,392

9.    COVID-19

Unexpected events, such as the global outbreak of COVID-19, have caused adverse effects on many companies, sectors, regions, and the market in general, and may cause these effects for an unknown period of time and in ways that cannot be foreseen.  The effects may impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve investment objectives.

10.  SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there were no material events that would require disclosure in the Funds’ financial statements.

PLUMB FUNDS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of Wisconsin Capital Funds, Inc.

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Wisconsin Capital Funds, Inc., comprising Plumb Balanced Fund and Plumb Equity Fund (the “Funds”) as of March 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the periods indicated in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the each of the Funds as of March 31, 2022, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2022, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2007.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
May 26, 2022

PLUMB FUNDS

Additional Information (Unaudited)

1.    OPERATION AND EFFECTIVENESS OF THE FUNDS’ LIQUIDITY RISK MANAGEMENT PROGRAM:

The Funds have adopted a Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), that seeks to assess, manage, and review each Fund’s liquidity risk. The Liquidity Rule requires in part that the Board of Directors of the Funds receive a written report on a no-less-frequently-than-annual basis that addresses the operation of the Program and assesses its adequacy and effectiveness of implementation, including the operation of any highly liquid investment minimum established for a Fund and any material changes to the Program.

The Board of Directors of the Funds has appointed Wisconsin Capital Management, LLC’s Compliance Committee as the program administrator for the Program (the “Program Administrator”). At its meetings on May 14, 2021, August 13, 2021, November 12, 2021, and February 11, 2022, the Board of Directors of the Funds reviewed the Program Administrator’s written reports (collectively, the “Report”) relating to the operation of the Program for the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including that each Fund continues to primarily hold assets that are highly liquid investments. There were no material changes to the Program during the Program Reporting Period and no liquidity events occurring during the Program Reporting Period that affected the Funds or their ability to meet redemptions.

Based on this review, the Report concluded that the Program continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk and the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

2.    ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS AND OFFICERS

Number of
	Position(s)	Term of		Portfolios
	Held with	Office and	Principal	in Fund	Other
Name,	Wisconsin	Length	Occupation(s)	Complex	Directorships
Address and	Capital	of Time	During Past	Overseen by	Held by
Year of Birth	Funds, Inc.	Served(1)	Five Years	Director	Director
Independent Directors:

Jay Loewi	Director	Since	Chief Executive	2	None
Birth date: 1957		May 2007	Officer, QTI
Group (staffing
company), since
November 2007;
President, QTI
Group of
Companies,
since 2002.

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

Number of
	Position(s)	Term of		Portfolios
	Held with	Office and	Principal	in Fund	Other
Name,	Wisconsin	Length	Occupation(s)	Complex	Directorships
Address and	Capital	of Time	During Past	Overseen by	Held by
Year of Birth	Funds, Inc.	Served(1)	Five Years	Director	Director
Harlan J.	Director	Since	Chief Financial	2	None
Moeckler		June 2017	Officer and
Birth date: 1957			Treasurer of
TradeLink
Holdings
LLC (alternative
investment and
proprietary
trading firm)
since 2006.

Patrick J. Quinn	Director	Since	Currently	2	National
Birth date:1949		May 2007	Retired;		Presto
			President and		Industries
			Chairman of the		since
			Board of Ayres		May 2001.
Associates
(professional
civil engineering
firm), from April
2000 until
retirement in
December 2010.

Roy S.	Director	Since	Currently	2	None
Schlachtenhaufen		June 2017	Retired;
Birth date: 1949			Senior Portfolio
Manager at
US Bancorp
Investments,
Inc. (wealth
management
firm) from
1991 until
retirement in
April 2017.

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

Number of
	Position(s)	Term of		Portfolios
	Held with	Office and	Principal	in Fund	Other
Name,	Wisconsin	Length	Occupation(s)	Complex	Directorships
Address and	Capital	of Time	During Past	Overseen by	Held by
Year of Birth	Funds, Inc.	Served(1)	Five Years	Director	Director
Interested Directors and Officers:

Thomas G.	Director,	Since	President of	2	None
Plumb(2)(3)	Chairman,	May 2007	Wisconsin
Birth date:1952	President		Capital
	and Chief		Management,
	Executive		LLC, since
	Officer		January 2004;
	Secretary	Since	President and
		August 1,	Principal of SVA
		2017	Plumb Wealth
Management,
LLC from March
2011 – March
2019; President
of SVA Plumb
Financial, LLC
(financial and
trust services
firm) from
March 2011 –
March 2019;
CEO of SVA
Plumb Trust
from Company
March 2011 –
March 2019.

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

Number of
	Position(s)	Term of		Portfolios
	Held with	Office and	Principal	in Fund	Other
Name,	Wisconsin	Length	Occupation(s)	Complex	Directorships
Address and	Capital	of Time	During Past	Overseen by	Held by
Year of Birth	Funds, Inc.	Served(1)	Five Years	Director	Director
Nathan M.	Director	Since	Principal of	2	None
Plumb(3)		January	Custer Plumb
Birth date: 1975		2017	Financial
Services from
	Chief	Since	January 2017 to
	Financial	August 1,	September 2020;
	Officer and	2017	Chief Operating
	Treasurer		Officer, Vice
President, and
Corporate
Secretary
of Wisconsin
Capital
Management,
LLC from
January 2015 to
December 2016;
Portfolio
Manager of
Wisconsin
Capital
Management,
LLC from
September 2013
to December
2016; Assistant
Portfolio
Manager of
Wisconsin
Capital
Management,
LLC from 2010 to
September 2013;
Associate
Financial
Consultant of
SVA Plumb
Wealth
Management,
LLC from
March 2011 to
December 2014.

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

Number of
	Position(s)	Term of		Portfolios
	Held with	Office and	Principal	in Fund	Other
Name,	Wisconsin	Length	Occupation(s)	Complex	Directorships
Address and	Capital	of Time	During Past	Overseen by	Held by
Year of Birth	Funds, Inc.	Served(1)	Five Years	Director	Director
Bonnie	Chief	Since	CCO of	N/A	N/A
Romani	Compliance	August 1,	Wisconsin
Birth date: 1970	Officer	2018	Capital
Management,
LLC, since
August 2020;
Client Service
Administrator of
Wisconsin
Capital
Management,
LLC, since
August 2018;
State Analyst,
American Family
Insurance, from
February, 2006
through March,
2018.

The address of each Director and Officer as it relates to the Funds is 8401 Excelsior Drive, Suite 102, Madison, WI  53717.

(1)
Officers of the Funds serve one-year terms, subject to annual reappointment by the Board of Directors. Directors of the Funds serve a term of indefinite length until their resignation or removal, and stand for re-election by shareholders as and when required under the 1940 Act.

(2)	Thomas G. Plumb is an “interested person” of the Funds by virtue of his positions with the Funds and the Advisor.
(3)	Nathan M. Plumb is the son of Thomas G. Plumb. Nathan M. Plumb is an “interested person” of the Funds by virtue of this relationship to Thomas G. Plumb.

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

The Board of Directors of the Funds has an audit committee and a nominating committee. The audit committee consults with the independent auditors for the Funds on matters pertaining to their audits of the Funds’ annual financial statements and approves all audit and non-audit services to be provided by the independent auditors. The audit committee has adopted a written charter, which is available upon request. The audit committee consists of Jay Loewi, Harlan Moeckler (Chair), Patrick J. Quinn and Roy Schlachtenhaufen none of whom is an “interested” person of the Funds. Harlan J. Moeckler has been determined by the Board to be an audit committee financial expert.

The nominating committee considers and recommends nominees for directors to the Board to fill vacancies and for election and re-election as and when required. All nominations of directors who are not “interested persons” of the Funds must be made and approved by the nominating committee. The nominating committee has not established any specific, minimum qualifications or standards for director nominees. The nominating committee has adopted a written charter, which is available upon request. No policy or procedure has been established as to the recommendation of director nominees by shareholders, except that nominations of directors who are not “interested persons” of the Funds must be made and approved by the nominating committee. The nominating committee consists of Jay Loewi (Chair), Harlan Moeckler, Patrick J. Quinn and Roy Schlachtenhaufen none of whom is an “interested” person of the Funds.

3.    QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended March 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.80% (which includes a 3.80% Medicare tax). The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Plumb Balanced Fund	27.71%
Plumb Equity Fund	13.53%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends-received deduction for the fiscal year ended March 31, 2022, was as follows:

Plumb Balanced Fund	26.20%
Plumb Equity Fund	13.17%

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WISCONSIN CAPITAL FUNDS, INC.
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI  53201
1-866-987-7888

INVESTMENT ADVISOR
Wisconsin Capital Management, LLC
8020 Excelsior Drive, Suite 402
Madison, WI  53717
(608) 960-4616

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI  53202

CUSTODIAN
U.S. Bank National Association
1555 North Rivercenter Drive
Suite 302
Milwaukee, WI  53212

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI  53202

LEGAL COUNSEL
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, WI  53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Funds’ Statement of Additional Information contains additional information about the Funds’ directors and officers and is available, without charge, at www.plumbfunds.com or upon request by calling 1-866-987-7888.

The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.

The Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-PORT Part F. The Funds’ Form N-PORT Part F is available on the SEC’s website at www.sec.gov.

(b) Not applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant’s Code of Ethics, as defined in Item 2(b) of Form N-CSR, and any amendments or waivers thereto are available on the registrant’s website at www.plumbfunds.com.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee.  Harlan Moeckler is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/2022	FYE 3/31/2021
Audit Fees	$27,500	$27,500
Audit-Related Fees	$0	$0
Tax Fees	$5,000	$5,000
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Co applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2022	FYE 3/31/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 3/31/2022	FYE 3/31/2021
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable due to availability through the registrant’s website.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Wisconsin Capital Funds, Inc.

By (Signature and Title)      /s/Thomas G. Plumb
Thomas G. Plumb, President (Principal Executive Officer)

Date    June 5, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Thomas G. Plumb
Thomas G. Plumb, President (Principal Executive Officer)

Date    June 5, 2022

By (Signature and Title)      /s/Nathan Plumb
Nathan Plumb, Chief Financial Officer (Principal Financial Officer)

Date    June 5, 2022